UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

DWS Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2012 Semiannual Report to Shareholders

DWS U.S. Bond Index Fund

Contents
4 Performance Summary
7 Portfolio Management
7 Portfolio Summary
9 Investment Portfolio
44 Statement of Assets and Liabilities
46 Statement of Operations
47 Statement of Changes in Net Assets
48 Financial Highlights
51 Notes to Financial Statements
59 Information About Your Fund's Expenses
61 Summary of Management Fee Evaluation by Independent Fee Consultant
65 Account Management Resources
67 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. In the current market environment, mortgage-backed securities are experiencing increased volatility. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2012 (Unaudited)
Average Annual Total Returns as of 6/30/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	2.16%	7.01%	6.10%	6.18%	4.99%
Barclays U.S. Aggregate Bond Index+	2.37%	7.47%	6.93%	6.79%	5.63%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	-0.65%	4.07%	5.12%	5.59%	4.70%
Barclays U.S. Aggregate Bond Index+	2.37%	7.47%	6.93%	6.79%	5.63%
No Sales Charges
Class S	2.33%	7.17%	6.36%	6.42%	5.24%
Institutional Class	2.42%	7.49%	6.53%	6.62%	5.45%
Barclays U.S. Aggregate Bond Index+	2.37%	7.47%	6.93%	6.79%	5.63%

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2012 are 0.71%, 0.58% and 0.39% for Class A, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns shown for Class A and Class S shares prior to their inception on February 17, 2009 are derived from the historical performance of Institutional Class shares of DWS U.S. Bond Index Fund during such periods have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

Net Asset Value and Distribution Information
	Class A	Class S	Institutional Class
Net Asset Value: 6/30/12	$11.04	$11.04	$11.04
12/31/11	$10.97	$10.97	$10.97
Distribution Information: Six Months as of 6/30/12: Income Dividends	$.14	$.15	$.16
Capital Gain Distributions	$.03	$.03	$.03
June Income Dividend	$.0232	$.0258	$.0266
SEC 30-day Yield as of 6/30/12++	1.52%	1.83%	2.08%
Current Annualized Distribution Rate as of 6/30/12++	2.52%	2.80%	2.89%

++ The SEC yield is net investment income per share earned over the month ended June 30, 2012, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.79% and 1.93% for Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.76% and 2.74% for Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Morningstar Rankings — Intermediate-Term Bond Funds Category as of 6/30/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	534	of	1,184	45
3-Year	900	of	1,015	88
Class S 1-Year	460	of	1,184	39
3-Year	873	of	1,015	86
Institutional Class 1-Year	354	of	1,184	30
3-Year	845	of	1,015	83
5-Year	390	of	880	44
10-Year	274	of	606	45

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Management

Subadvisor

Northern Trust Investments, Inc. ("NTI"), a subsidiary of Northern Trust Corporation, is the subadvisor for the fund.

Portfolio Manager

Louis R. D'Arienzo, Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Joined the fund in 1997.

• Joined Northern Trust Investments, Inc. in 2003 and is responsible for the management of various fixed income index portfolios.

Portfolio Summary (Unaudited)

Investment Portfolio as of June 30, 2012 (Unaudited)
	Principal Amount ($)	Value ($)

Corporate Bonds 22.1%
Consumer Discretionary 1.6%
CBS Corp., 5.75%, 4/15/2020	200,000	232,616
Comcast Corp.:
5.7%, 5/15/2018	225,000	265,350
6.4%, 5/15/2038	100,000	121,901
6.95%, 8/15/2037	150,000	192,662
DIRECTV Holdings LLC:
3.55%, 3/15/2015	150,000	157,950
5.875%, 10/1/2019	100,000	114,721
Hasbro, Inc., 6.35%, 3/15/2040	100,000	116,165
Home Depot, Inc., 5.4%, 3/1/2016	300,000	345,847
Johnson Controls, Inc., 5.0%, 3/30/2020	150,000	169,573
Lowe's Companies, Inc., 5.0%, 10/15/2015	125,000	140,633
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	150,000	179,242
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	175,000	212,537
Series I, 6.3%, 10/15/2037	75,000	105,023
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017	50,000	57,555
NBCUniversal Media LLC:
3.65%, 4/30/2015	550,000	584,338
5.15%, 4/30/2020	50,000	57,403
News America, Inc.:
6.4%, 12/15/2035	50,000	57,649
6.65%, 11/15/2037	100,000	116,731
6.9%, 3/1/2019	100,000	122,959
6.9%, 8/15/2039	50,000	59,744
Nordstrom, Inc., 6.25%, 1/15/2018	150,000	180,408
Omnicom Group, Inc., 4.45%, 8/15/2020	100,000	107,827
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	50,000	58,078
Target Corp.:
5.375%, 5/1/2017	200,000	235,908
7.0%, 1/15/2038	75,000	105,355
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	124,990
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	100,000	119,147
Time Warner Cable, Inc.:
5.85%, 5/1/2017	450,000	528,775
6.75%, 6/15/2039	225,000	274,225
8.75%, 2/14/2019	125,000	166,197
Time Warner, Inc.:
4.875%, 3/15/2020	100,000	112,574
5.875%, 11/15/2016	350,000	409,860
6.25%, 3/29/2041	100,000	116,277
6.625%, 5/15/2029	10,000	11,993
6.95%, 1/15/2028	30,000	37,391
7.7%, 5/1/2032	25,000	32,646
VF Corp., 6.45%, 11/1/2037	20,000	26,306
Viacom, Inc., 6.875%, 4/30/2036	100,000	129,474
Walt Disney Co.:
Series B, 5.875%, 12/15/2017	50,000	60,953
6.2%, 6/20/2014	75,000	82,984
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	57,691
		6,389,658
Consumer Staples 1.9%
Altria Group, Inc.:
9.25%, 8/6/2019	125,000	173,661
9.7%, 11/10/2018	100,000	138,377
10.2%, 2/6/2039	200,000	325,345
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014	100,000	105,431
5.5%, 1/15/2018	25,000	29,671
5.95%, 1/15/2033	50,000	62,060
Anheuser-Busch InBev Worldwide, Inc.:
4.125%, 1/15/2015	200,000	215,541
5.375%, 1/15/2020	300,000	357,486
Beam, Inc., 5.375%, 1/15/2016	18,000	20,020
Bottling Group LLC:
5.0%, 11/15/2013	50,000	52,804
5.5%, 4/1/2016	50,000	57,934
Coca-Cola Refreshments U.S.A., Inc., 7.375%, 3/3/2014	100,000	110,745
ConAgra Foods, Inc.:
7.0%, 4/15/2019	50,000	61,286
7.125%, 10/1/2026	100,000	125,196
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	149,140
CVS Caremark Corp.:
5.75%, 6/1/2017	300,000	354,296
6.25%, 6/1/2027	100,000	124,051
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	20,000	25,678
General Mills, Inc.:
5.2%, 3/17/2015	225,000	249,764
5.7%, 2/15/2017	50,000	59,393
Kellogg Co.:
4.15%, 11/15/2019	150,000	167,076
Series B, 7.45%, 4/1/2031	50,000	68,481
Kimberly-Clark Corp., 6.625%, 8/1/2037	150,000	216,335
Kraft Foods, Inc.:
6.125%, 2/1/2018	750,000	898,737
6.5%, 8/11/2017	100,000	121,329
Kroger Co.:
3.9%, 10/1/2015	100,000	107,875
8.0%, 9/15/2029	50,000	65,057
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	50,000	56,871
5.9%, 11/1/2039	25,000	30,894
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	34,363
PepsiCo, Inc.:
3.1%, 1/15/2015	150,000	157,982
4.5%, 1/15/2020	300,000	341,378
5.0%, 6/1/2018	100,000	116,806
Philip Morris International, Inc.:
5.65%, 5/16/2018	150,000	181,153
6.375%, 5/16/2038	25,000	33,444
Procter & Gamble Co.:
4.7%, 2/15/2019	200,000	237,228
4.85%, 12/15/2015	150,000	170,028
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	90,392
Safeway, Inc., 5.0%, 8/15/2019	100,000	103,440
Sysco Corp., 6.625%, 3/17/2039	50,000	73,376
Wal-Mart Stores, Inc.:
2.875%, 4/1/2015	200,000	212,037
5.0%, 10/25/2040	250,000	298,946
5.25%, 9/1/2035	300,000	363,078
5.875%, 4/5/2027	50,000	63,922
6.2%, 4/15/2038	100,000	136,033
Walgreen Co., 5.25%, 1/15/2019	150,000	170,634
		7,314,774
Energy 2.3%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	50,000	59,028
Anadarko Holding Co., 7.5%, 10/15/2026	60,000	69,740
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	340,433
6.2%, 3/15/2040	100,000	113,507
Apache Corp.:
6.0%, 9/15/2013	200,000	212,668
6.0%, 1/15/2037	100,000	126,372
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	54,338
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	66,809
Canadian Natural Resources Ltd.:
5.7%, 5/15/2017	350,000	409,500
6.25%, 3/15/2038	25,000	30,628
Cenovus Energy, Inc., 4.5%, 9/15/2014	200,000	213,547
Chevron Corp., 4.95%, 3/3/2019	300,000	361,571
ConocoPhillips:
4.6%, 1/15/2015	200,000	218,959
5.75%, 2/1/2019	100,000	121,953
6.5%, 2/1/2039	100,000	138,481
6.65%, 7/15/2018	200,000	250,356
ConocoPhillips Holding Co., 6.95%, 4/15/2029	150,000	205,777
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	33,309
Devon Energy Corp., 6.3%, 1/15/2019	50,000	61,344
El Paso Natural Gas Co., 5.95%, 4/15/2017	150,000	169,345
EnCana Corp.:
4.75%, 10/15/2013	50,000	52,037
5.9%, 12/1/2017	150,000	170,983
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	28,098
6.625%, 10/15/2036	25,000	26,559
9.0%, 4/15/2019	58,000	72,441
Enterprise Products Operating LLC:
5.25%, 1/31/2020	300,000	343,649
Series G, 5.6%, 10/15/2014	50,000	54,802
Series L, 6.3%, 9/15/2017	150,000	179,042
Series D, 6.875%, 3/1/2033	25,000	30,165
EOG Resources, Inc., 5.625%, 6/1/2019	200,000	239,971
Halliburton Co.:
5.9%, 9/15/2018	75,000	91,368
6.7%, 9/15/2038	75,000	102,284
7.45%, 9/15/2039	50,000	73,969
Hess Corp., 7.125%, 3/15/2033	25,000	31,028
Husky Energy, Inc., 5.9%, 6/15/2014	200,000	217,421
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	125,000	150,078
6.95%, 1/15/2038	150,000	177,397
7.3%, 8/15/2033	50,000	59,975
7.4%, 3/15/2031	50,000	60,890
Marathon Petroleum Corp., 6.5%, 3/1/2041	100,000	113,646
Nexen, Inc.:
7.5%, 7/30/2039	150,000	174,823
7.875%, 3/15/2032	50,000	61,559
ONEOK Partners LP:
6.15%, 10/1/2016	75,000	87,185
8.625%, 3/1/2019	25,000	32,443
ONEOK, Inc., 5.2%, 6/15/2015	50,000	54,292
Petro-Canada:
5.95%, 5/15/2035	100,000	111,577
6.8%, 5/15/2038	100,000	124,817
Petroleos Mexicanos, 6.0%, 3/5/2020	300,000	346,950
Plains All American Pipeline LP:
5.75%, 1/15/2020	50,000	58,615
6.5%, 5/1/2018	100,000	119,978
Spectra Energy Capital LLC, 6.2%, 4/15/2018	300,000	358,093
Statoil ASA, 5.25%, 4/15/2019	200,000	239,461
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	56,523
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	62,590
6.2%, 10/15/2037	50,000	64,488
6.35%, 5/15/2067	25,000	25,744
6.5%, 8/15/2018	150,000	186,485
Transocean, Inc.:
6.0%, 3/15/2018	50,000	55,850
6.8%, 3/15/2038	25,000	28,109
Valero Energy Corp.:
6.125%, 2/1/2020	200,000	230,912
6.625%, 6/15/2037	35,000	39,245
7.5%, 4/15/2032	25,000	28,964
Weatherford International Ltd.:
5.5%, 2/15/2016	50,000	55,492
6.0%, 3/15/2018	200,000	228,025
Williams Companies, Inc., 8.75%, 3/15/2032	23,000	31,211
Williams Partners LP:
5.25%, 3/15/2020	300,000	337,067
7.25%, 2/1/2017	50,000	59,910
		8,793,876
Financials 8.9%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	100,000	117,710
6.7%, 5/15/2036	50,000	69,124
Allstate Corp., 5.35%, 6/1/2033	50,000	56,249
American Express Co.:
4.875%, 7/15/2013	75,000	77,995
6.15%, 8/28/2017	175,000	207,327
7.0%, 3/19/2018	100,000	123,779
8.125%, 5/20/2019	325,000	432,771
American International Group, Inc.:
5.05%, 10/1/2015	100,000	106,138
Series G, 5.85%, 1/16/2018	50,000	55,276
Ameriprise Financial, Inc., 5.3%, 3/15/2020	150,000	170,669
Apache Finance Canada Corp., 7.75%, 12/15/2029	25,000	36,026
Assurant, Inc., 5.625%, 2/15/2014	25,000	26,118
AXA SA, 8.6%, 12/15/2030	50,000	53,481
Bank of America Corp.:
4.75%, 8/1/2015	100,000	103,893
5.125%, 11/15/2014	200,000	208,606
5.375%, 6/15/2014	130,000	135,622
5.625%, 10/14/2016	100,000	106,276
5.75%, 8/15/2016	100,000	103,988
5.75%, 12/1/2017	425,000	453,558
Series L, 7.625%, 6/1/2019	500,000	587,940
Bank of America NA:
5.3%, 3/15/2017	250,000	260,282
6.0%, 10/15/2036	100,000	105,168
Bank of New York Mellon Corp.:
4.3%, 5/15/2014	100,000	106,613
5.45%, 5/15/2019	40,000	47,175
5.5%, 12/1/2017	50,000	57,920
Bank of Nova Scotia, 3.4%, 1/22/2015	400,000	421,658
Bank One Corp., 7.625%, 10/15/2026	50,000	61,820
Barclays Bank PLC:
5.125%, 1/8/2020	150,000	162,775
6.75%, 5/22/2019	150,000	174,982
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	24,815
BB&T Corp., 5.2%, 12/23/2015	500,000	550,256
Bear Stearns Companies LLC:
5.3%, 10/30/2015	150,000	162,775
5.7%, 11/15/2014	100,000	108,209
7.25%, 2/1/2018	285,000	340,725
Berkshire Hathaway Finance Corp.:
4.625%, 10/15/2013	150,000	157,542
5.75%, 1/15/2040	200,000	242,587
Berkshire Hathaway, Inc., 3.2%, 2/11/2015	200,000	212,358
BHP Billiton Finance (U.S.A.) Ltd.:
5.4%, 3/29/2017	150,000	175,350
5.5%, 4/1/2014	50,000	54,162
6.5%, 4/1/2019	50,000	63,647
BlackRock, Inc., 3.5%, 12/10/2014	200,000	212,145
Boston Properties LP, (REIT), 5.875%, 10/15/2019	100,000	115,275
BP Capital Markets PLC, 4.75%, 3/10/2019	350,000	396,092
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	121,162
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	52,760
Capital One Financial Corp., 7.375%, 5/23/2014	250,000	274,629
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	50,000	54,689
5.45%, 4/15/2018	100,000	119,209
6.125%, 2/17/2014	150,000	162,889
Charles Schwab Corp., 4.95%, 6/1/2014	50,000	53,624
China Development Bank Corp., 5.0%, 10/15/2015	50,000	54,713
Chubb Corp.:
6.0%, 5/11/2037	75,000	96,285
Series 1, 6.5%, 5/15/2038	25,000	33,982
Citigroup, Inc.:
5.125%, 5/5/2014	100,000	104,276
5.3%, 1/7/2016	100,000	106,158
5.5%, 2/15/2017	100,000	104,494
5.875%, 2/22/2033	100,000	96,722
6.0%, 8/15/2017	50,000	54,770
6.0%, 10/31/2033	100,000	100,145
6.125%, 11/21/2017	375,000	415,471
6.125%, 5/15/2018	100,000	111,657
6.5%, 8/19/2013	100,000	104,776
6.625%, 6/15/2032	75,000	78,204
8.125%, 7/15/2039	100,000	133,449
8.5%, 5/22/2019	100,000	123,503
CNA Financial Corp., 5.85%, 12/15/2014	100,000	107,288
Credit Suisse (U.S.A.), Inc.:
4.875%, 1/15/2015	300,000	321,893
5.125%, 8/15/2015	25,000	27,262
5.375%, 3/2/2016	50,000	55,454
7.125%, 7/15/2032	50,000	65,181
Daimler Finance North America LLC, 6.5%, 11/15/2013	75,000	80,396
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	300,000	336,416
5.875%, 8/20/2013	100,000	105,327
Devon Financing Corp., ULC, 7.875%, 9/30/2031	50,000	71,506
Diageo Capital PLC, 5.75%, 10/23/2017	200,000	240,420
ERP Operating LP, (REIT), 4.75%, 7/15/2020	200,000	220,010
Export-Import Bank of Korea, 5.875%, 1/14/2015	300,000	327,994
Fifth Third Bancorp.:
4.5%, 6/1/2018	50,000	53,136
5.45%, 1/15/2017	25,000	27,341
8.25%, 3/1/2038	50,000	67,858
Ford Motor Credit Co., LLC, 4.25%, 2/3/2017	500,000	524,114
General Electric Capital Corp.:
2.95%, 5/9/2016	100,000	103,193
Series A, 3.75%, 11/14/2014	300,000	314,965
Series A, 4.875%, 3/4/2015	475,000	515,739
Series A, 5.0%, 1/8/2016	150,000	165,275
5.5%, 1/8/2020	200,000	228,908
Series A, 5.625%, 5/1/2018	500,000	574,770
5.875%, 1/14/2038	150,000	172,201
Series A, 6.15%, 8/7/2037	125,000	147,678
Series A, 6.75%, 3/15/2032	100,000	123,818
Genworth Financial, Inc., 5.75%, 6/15/2014	25,000	25,405
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	125,000	151,104
6.375%, 5/15/2038	125,000	171,883
H.J. Heinz Finance Co., 6.75%, 3/15/2032	50,000	62,275
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	51,334
5.95%, 10/15/2036	25,000	23,895
HCP, Inc., (REIT), 6.0%, 1/30/2017	250,000	280,084
HSBC Bank U.S.A. NA:
4.625%, 4/1/2014	50,000	52,121
7.0%, 1/15/2039	50,000	58,551
HSBC Finance Corp.:
4.75%, 7/15/2013	50,000	51,610
5.0%, 6/30/2015	50,000	53,257
5.5%, 1/19/2016	100,000	108,295
HSBC Holdings PLC:
5.1%, 4/5/2021	250,000	279,112
6.5%, 5/2/2036	200,000	220,498
Inter-American Development Bank:
1.625%, 7/15/2013	500,000	505,566
3.875%, 9/17/2019	500,000	580,985
International Finance Corp., 3.0%, 4/22/2014	300,000	313,368
Jefferies Group, Inc., 8.5%, 7/15/2019	25,000	27,125
John Deere Capital Corp.:
2.95%, 3/9/2015	150,000	158,387
4.9%, 9/9/2013	100,000	105,080
JPMorgan Chase & Co.:
3.7%, 1/20/2015	300,000	312,925
4.625%, 5/10/2021	300,000	320,996
6.0%, 1/15/2018	350,000	401,751
6.125%, 6/27/2017	50,000	55,656
6.3%, 4/23/2019	100,000	116,873
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	274,161
KeyBank NA:
5.45%, 3/3/2016	25,000	27,758
5.8%, 7/1/2014	350,000	375,195
Lincoln National Corp., 8.75%, 7/1/2019	400,000	503,712
Marsh & McLennan Companies, Inc., 5.75%, 9/15/2015	9,000	9,982
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	53,061
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	25,856
Series C, 5.0%, 1/15/2015	125,000	129,332
6.05%, 5/16/2016	50,000	51,694
Series C, 6.4%, 8/28/2017	50,000	54,388
6.5%, 7/15/2018	50,000	53,804
MetLife, Inc.:
5.0%, 6/15/2015	175,000	192,395
6.4%, 12/15/2036	25,000	24,507
6.75%, 6/1/2016	300,000	351,780
Morgan Stanley:
4.2%, 11/20/2014	100,000	99,848
4.75%, 4/1/2014	500,000	504,401
5.45%, 1/9/2017	100,000	100,989
Series F, 5.625%, 9/23/2019	300,000	296,910
Series F, 6.0%, 4/28/2015	450,000	465,168
7.3%, 5/13/2019	125,000	135,030
National City Corp., 4.9%, 1/15/2015	100,000	108,756
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	146,910
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	83,742
5.45%, 9/15/2020	75,000	84,144
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	177,416
Novartis Capital Corp., 4.4%, 4/24/2020	150,000	173,654
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	150,000	178,833
Petrobras International Finance Co.:
5.75%, 1/20/2020	500,000	546,939
5.875%, 3/1/2018	200,000	221,692
PNC Funding Corp.:
4.25%, 9/21/2015	150,000	163,010
6.7%, 6/10/2019	100,000	124,340
Principal Financial Group, Inc., 6.05%, 10/15/2036	300,000	337,728
Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	26,730
ProLogis LP, 6.625%, 5/15/2018	125,000	144,178
Protective Life Corp.:
7.375%, 10/15/2019	50,000	57,792
8.45%, 10/15/2039	50,000	60,187
Prudential Financial, Inc.:
Series D, 3.875%, 1/14/2015	100,000	104,710
Series B, 5.1%, 9/20/2014	100,000	107,187
Series B, 5.75%, 7/15/2033	25,000	25,909
Series D, 6.625%, 12/1/2037	50,000	56,552
7.375%, 6/15/2019	100,000	122,048
Rio Tinto Finance (U.S.A.) Ltd., 9.0%, 5/1/2019	200,000	273,455
Royal Bank of Scotland PLC, 4.875%, 3/16/2015	350,000	362,162
Shell International Finance BV:
4.3%, 9/22/2019	200,000	232,065
6.375%, 12/15/2038	200,000	283,019
Simon Property Group LP (REIT):
5.1%, 6/15/2015	50,000	54,404
5.25%, 12/1/2016	100,000	112,392
6.125%, 5/30/2018	130,000	153,821
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	25,750
State Street Corp., 4.3%, 5/30/2014	100,000	106,466
Swiss Re Solutions Holding Corp., 6.45%, 3/1/2019	150,000	170,528
Telecom Italia Capital SA:
5.25%, 10/1/2015	175,000	173,250
6.375%, 11/15/2033	75,000	58,875
7.721%, 6/4/2038	100,000	87,500
Teva Pharmaceutical Finance Co. BV, 2.4%, 11/10/2016	200,000	206,641
The Goldman Sachs Group, Inc.:
5.15%, 1/15/2014	100,000	103,923
5.35%, 1/15/2016	125,000	131,250
5.375%, 3/15/2020	300,000	308,827
5.625%, 1/15/2017	25,000	26,223
5.95%, 1/18/2018	50,000	53,514
6.0%, 5/1/2014	400,000	422,742
6.125%, 2/15/2033	50,000	51,346
6.15%, 4/1/2018	250,000	271,020
6.25%, 9/1/2017	200,000	217,454
6.75%, 10/1/2037	300,000	294,016
The Travelers Companies, Inc.:
6.25%, 6/15/2037	150,000	194,289
6.75%, 6/20/2036	50,000	65,885
Total Capital SA, 3.0%, 6/24/2015	200,000	212,255
Toyota Motor Credit Corp., 3.2%, 6/17/2015	200,000	212,434
Tyco International Finance SA, 8.5%, 1/15/2019	100,000	136,943
U.S. Bancorp., 3.15%, 3/4/2015	150,000	158,398
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	52,655
5.875%, 12/20/2017	325,000	363,027
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	158,177
Vale Overseas Ltd.:
6.25%, 1/23/2017	100,000	113,729
6.875%, 11/21/2036	150,000	173,993
6.875%, 11/10/2039	100,000	116,838
Verizon Wireless Capital LLC:
5.55%, 2/1/2014	210,000	224,812
8.5%, 11/15/2018	200,000	273,677
Wachovia Corp.:
4.875%, 2/15/2014	50,000	52,482
5.25%, 8/1/2014	50,000	53,339
5.625%, 10/15/2016	100,000	112,725
5.75%, 6/15/2017	50,000	58,219
Wells Fargo & Co.:
4.625%, 4/15/2014	100,000	104,620
5.0%, 11/15/2014	50,000	53,482
5.125%, 9/15/2016	50,000	55,571
5.375%, 2/7/2035	150,000	172,510
5.625%, 12/11/2017	250,000	291,932
Western Union Co.:
5.93%, 10/1/2016	150,000	174,031
6.2%, 11/17/2036	25,000	26,609
Westpac Banking Corp.:
3.0%, 8/4/2015	350,000	362,544
4.875%, 11/19/2019	200,000	216,578
		34,625,548
Health Care 1.2%
Abbott Laboratories:
5.3%, 5/27/2040	100,000	122,172
6.0%, 4/1/2039	75,000	99,385
6.15%, 11/30/2037	50,000	66,978
Aetna, Inc., 6.625%, 6/15/2036	50,000	63,939
Amgen, Inc.:
4.5%, 3/15/2020	200,000	220,036
4.85%, 11/18/2014	25,000	27,146
5.85%, 6/1/2017	125,000	147,307
AstraZeneca PLC, 5.9%, 9/15/2017	250,000	300,343
Baxter International, Inc., 4.625%, 3/15/2015	25,000	27,506
Becton Dickinson & Co., 3.125%, 11/8/2021	150,000	156,111
Boston Scientific Corp., 6.0%, 1/15/2020	100,000	119,262
Bristol-Myers Squibb Co.:
5.25%, 8/15/2013	50,000	52,619
5.875%, 11/15/2036	22,000	28,434
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	90,701
6.55%, 10/15/2037	25,000	34,157
Eli Lilly & Co., 5.2%, 3/15/2017	125,000	146,500
Express Scripts Holding Co., 7.25%, 6/15/2019	125,000	157,175
Genentech, Inc., 4.75%, 7/15/2015	50,000	55,256
Johnson & Johnson:
4.85%, 5/15/2041	250,000	308,017
5.55%, 8/15/2017	100,000	121,385
McKesson Corp., 5.7%, 3/1/2017	75,000	87,818
Medco Health Solutions, Inc., 7.125%, 3/15/2018	75,000	92,534
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	75,000	84,188
6.5%, 3/15/2039	25,000	35,420
Merck & Co., Inc.:
4.75%, 3/1/2015	100,000	110,486
5.0%, 6/30/2019	350,000	419,656
5.3%, 12/1/2013	50,000	53,287
5.85%, 6/30/2039	25,000	33,931
6.5%, 12/1/2033	25,000	35,440
Pfizer, Inc., 6.2%, 3/15/2019	150,000	188,002
Pharmacia Corp., 6.6%, 12/1/2028	75,000	101,377
Quest Diagnostics, Inc.:
4.75%, 1/30/2020	150,000	166,155
6.95%, 7/1/2037	25,000	31,463
UnitedHealth Group, Inc.:
5.0%, 8/15/2014	9,000	9,753
6.0%, 2/15/2018	500,000	605,022
WellPoint, Inc., 5.85%, 1/15/2036	150,000	177,573
Wyeth LLC:
5.5%, 2/15/2016	50,000	57,861
5.95%, 4/1/2037	150,000	196,881
		4,831,276
Industrials 1.5%
3M Co.:
Series E, 4.375%, 8/15/2013	100,000	104,464
5.7%, 3/15/2037	25,000	34,007
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	93,123
Boeing Co.:
3.75%, 11/20/2016	100,000	110,876
6.625%, 2/15/2038	50,000	70,433
Burlington Northern Santa Fe LLC, 5.75%, 5/1/2040	250,000	298,083
Canadian National Railway Co., 6.375%, 11/15/2037	50,000	69,440
Caterpillar, Inc.:
6.05%, 8/15/2036	25,000	32,755
7.3%, 5/1/2031	120,000	173,896
CRH America, Inc., 5.3%, 10/15/2013	100,000	104,054
CSX Corp.:
6.0%, 10/1/2036	100,000	118,892
6.15%, 5/1/2037	50,000	61,336
6.25%, 4/1/2015	250,000	284,828
Danaher Corp., 5.625%, 1/15/2018	50,000	59,437
Deere & Co., 8.1%, 5/15/2030	50,000	74,269
Emerson Electric Co.:
4.75%, 10/15/2015	75,000	83,649
5.25%, 10/15/2018	50,000	60,225
6.125%, 4/15/2039	50,000	69,350
General Dynamics Corp., 5.375%, 8/15/2015	100,000	113,519
General Electric Co., 5.25%, 12/6/2017	100,000	116,774
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	58,702
5.3%, 3/1/2018	50,000	59,603
5.7%, 3/15/2036	50,000	63,769
5.7%, 3/15/2037	50,000	64,117
Illinois Tool Works, Inc., 5.15%, 4/1/2014	300,000	322,671
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	300,000	365,374
Koninklijke Philips Electronics NV, 6.875%, 3/11/2038	150,000	196,806
Lockheed Martin Corp.:
4.25%, 11/15/2019	150,000	167,546
Series B, 6.15%, 9/1/2036	75,000	93,919
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	26,572
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	115,082
7.25%, 2/15/2031	100,000	138,517
7.8%, 5/15/2027	4,000	5,752
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	58,145
Pitney Bowes, Inc., 6.25%, 3/15/2019	50,000	52,672
Raytheon Co.:
4.4%, 2/15/2020	100,000	113,537
7.2%, 8/15/2027	75,000	105,066
Republic Services, Inc., 5.0%, 3/1/2020	100,000	113,147
Rockwell Automation, Inc., 6.25%, 12/1/2037	50,000	68,264
Tyco International Ltd., 6.875%, 1/15/2021	50,000	66,661
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	29,727
7.0%, 2/1/2016	50,000	59,049
7.875%, 1/15/2019	250,000	327,109
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	69,652
United Parcel Service, Inc., 5.5%, 1/15/2018	200,000	240,274
United Technologies Corp.:
4.875%, 5/1/2015	50,000	55,342
5.375%, 12/15/2017	100,000	119,544
6.125%, 7/15/2038	200,000	260,325
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	63,785
7.1%, 8/1/2026	100,000	131,453
Xerox Corp., 6.75%, 2/1/2017	200,000	232,549
		5,978,141
Information Technology 0.8%
Cisco Systems, Inc.:
5.5%, 2/22/2016	250,000	290,097
5.5%, 1/15/2040	200,000	247,587
5.9%, 2/15/2039	50,000	64,427
Corning, Inc., 5.75%, 8/15/2040	50,000	58,515
Dell, Inc., 5.875%, 6/15/2019	350,000	411,786
Hewlett-Packard Co.:
2.2%, 12/1/2015	150,000	150,469
4.75%, 6/2/2014	100,000	105,729
International Business Machines Corp.:
1.0%, 8/5/2013	200,000	201,153
5.6%, 11/30/2039	100,000	130,337
5.7%, 9/14/2017	150,000	180,343
6.5%, 1/15/2028	125,000	168,600
Microsoft Corp.:
0.875%, 9/27/2013	200,000	201,320
4.2%, 6/1/2019	100,000	116,577
5.2%, 6/1/2039	50,000	62,148
Oracle Corp.:
5.0%, 7/8/2019	100,000	118,736
5.25%, 1/15/2016	100,000	114,654
6.125%, 7/8/2039	125,000	163,476
6.5%, 4/15/2038	100,000	136,447
Tyco Electronics Group SA, 6.55%, 10/1/2017	250,000	298,453
		3,220,854
Materials 0.9%
Alcoa, Inc.:
5.55%, 2/1/2017	75,000	81,869
5.9%, 2/1/2027	25,000	24,734
5.95%, 2/1/2037	75,000	72,308
6.15%, 8/15/2020	200,000	210,538
ArcelorMittal:
6.125%, 6/1/2018	100,000	101,395
9.85%, 6/1/2019	75,000	89,253
Barrick Gold Corp., 6.95%, 4/1/2019	125,000	155,520
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040	50,000	49,103
Dow Chemical Co., 7.6%, 5/15/2014	250,000	278,291
E.I. du Pont de Nemours & Co.:
3.25%, 1/15/2015	200,000	212,735
6.0%, 7/15/2018	175,000	217,473
International Paper Co.:
7.5%, 8/15/2021	125,000	159,443
7.95%, 6/15/2018	100,000	126,013
Monsanto Co.:
5.5%, 8/15/2025	25,000	31,239
Series 1, 5.5%, 7/30/2035	50,000	60,234
Newmont Mining Corp.:
5.125%, 10/1/2019	100,000	112,966
5.875%, 4/1/2035	20,000	21,543
Nucor Corp.:
5.85%, 6/1/2018	25,000	30,072
6.4%, 12/1/2037	50,000	68,367
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	100,000	125,575
PPG Industries, Inc., 6.65%, 3/15/2018	300,000	365,667
Praxair, Inc., 4.5%, 8/15/2019	75,000	86,617
Rio Tinto Alcan, Inc.:
5.2%, 1/15/2014	25,000	26,464
5.75%, 6/1/2035	25,000	29,529
6.125%, 12/15/2033	50,000	62,559
Rohm & Haas Co., 6.0%, 9/15/2017	300,000	349,233
Southern Copper Corp., 6.75%, 4/16/2040	300,000	317,688
		3,466,428
Telecommunication Services 1.1%
America Movil SAB de CV:
5.75%, 1/15/2015	50,000	55,576
6.125%, 11/15/2037	100,000	122,049
6.125%, 3/30/2040	100,000	123,082
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	115,574
AT&T, Corp., 8.0%, 11/15/2031	20,000	29,632
AT&T, Inc.:
4.85%, 2/15/2014	100,000	106,526
5.6%, 5/15/2018	200,000	239,372
5.8%, 2/15/2019	250,000	304,915
6.55%, 2/15/2039	300,000	386,106
6.8%, 5/15/2036	50,000	64,817
BellSouth Corp., 6.0%, 11/15/2034	100,000	111,104
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	58,569
9.625%, 12/15/2030	70,000	105,275
Embarq Corp., 7.995%, 6/1/2036	125,000	130,574
France Telecom SA:
5.375%, 7/8/2019	150,000	169,834
8.5%, 3/1/2031	75,000	105,257
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	50,000	63,988
Motorola Solutions, Inc., 7.5%, 5/15/2025	50,000	61,803
Rogers Communications, Inc., 6.8%, 8/15/2018	100,000	123,326
Telefonica Emisiones SAU:
6.421%, 6/20/2016	125,000	119,951
7.045%, 6/20/2036	150,000	131,143
Verizon Communications, Inc.:
5.55%, 2/15/2016	100,000	114,787
6.35%, 4/1/2019	675,000	841,384
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	141,053
7.75%, 6/15/2032	100,000	140,713
Vodafone Group PLC:
5.0%, 9/15/2015	175,000	195,753
6.15%, 2/27/2037	125,000	159,766
		4,321,929
Utilities 1.9%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	61,398
6.125%, 5/15/2038	100,000	132,927
American Water Capital Corp., 6.085%, 10/15/2017	100,000	117,073
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	27,002
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	150,000	168,669
Series D, 7.88%, 11/1/2017	75,000	93,835
Commonwealth Edison Co.:
5.8%, 3/15/2018	50,000	60,413
Series 106, 6.15%, 9/15/2017	100,000	121,084
Consolidated Edison Co. of New York:
Series 2005-A, 5.3%, 3/1/2035	150,000	178,942
6.2%, 6/15/2036	125,000	166,949
Series 08-B, 6.75%, 4/1/2038	50,000	71,896
Constellation Energy Group, Inc., 4.55%, 6/15/2015	30,000	32,218
Detroit Edison Co., 5.7%, 10/1/2037	50,000	63,829
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	50,000	55,691
Series F, 5.25%, 8/1/2033	100,000	112,971
Series B, 5.95%, 6/15/2035	50,000	61,897
Duke Energy Carolinas LLC:
5.3%, 10/1/2015	75,000	85,241
6.05%, 4/15/2038	140,000	185,700
Duke Energy Indiana, Inc.:
5.0%, 9/15/2013	100,000	104,851
6.45%, 4/1/2039	150,000	206,705
Entergy Texas, Inc., 7.125%, 2/1/2019	140,000	171,310
Exelon Corp., 5.625%, 6/15/2035	25,000	27,093
Exelon Generation Co., LLC, 5.2%, 10/1/2019	125,000	136,722
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	58,682
5.55%, 11/1/2017	400,000	483,222
5.65%, 2/1/2037	50,000	63,684
Florida Power Corp., 5.65%, 6/15/2018	125,000	150,676
Georgia Power Co., 4.25%, 12/1/2019	100,000	113,498
KeySpan Corp., 8.0%, 11/15/2030	50,000	68,946
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	117,551
MidAmerican Energy Holdings Co.:
6.125%, 4/1/2036	175,000	218,968
6.5%, 9/15/2037	100,000	131,648
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	33,652
Northern States Power Co., 6.25%, 6/1/2036	100,000	136,185
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	26,677
Oncor Electric Delivery Co., 7.0%, 9/1/2022	300,000	364,406
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	50,000	59,763
5.625%, 11/30/2017	25,000	29,986
5.8%, 3/1/2037	100,000	124,293
6.05%, 3/1/2034	200,000	252,037
PPL Energy Supply LLC, 5.4%, 8/15/2014	100,000	107,280
Progress Energy, Inc.:
6.0%, 12/1/2039	100,000	125,196
7.75%, 3/1/2031	50,000	70,308
PSEG Power LLC, 5.5%, 12/1/2015	50,000	56,006
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	25,000	30,496
5.795%, 3/15/2040	100,000	129,743
San Diego Gas & Electric Co., 5.35%, 5/15/2040	50,000	64,194
Scottish Power Ltd., 5.375%, 3/15/2015	150,000	155,000
Sierra Pacific Power Co., 5.45%, 9/1/2013	50,000	52,451
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	55,000	72,529
6.0%, 1/15/2034	50,000	66,012
6.05%, 3/15/2039	50,000	67,151
6.65%, 4/1/2029	100,000	131,276
Southern California Gas Co., 5.75%, 11/15/2035	50,000	65,404
Southern Union Co., 8.25%, 11/15/2029	50,000	61,672
Southwestern Electric Power Co.:
Series F, 5.875%, 3/1/2018	150,000	174,212
6.2%, 3/15/2040	100,000	122,966
TransAlta Corp., 4.75%, 1/15/2015	150,000	156,514
Union Electric Co., 6.4%, 6/15/2017	100,000	119,984
United Utilities PLC, 5.375%, 2/1/2019	30,000	31,976
Virginia Electric & Power Co.:
Series A, 5.4%, 1/15/2016	100,000	114,386
5.4%, 4/30/2018	200,000	239,471
8.875%, 11/15/2038	50,000	83,487
Xcel Energy, Inc., 6.5%, 7/1/2036	75,000	101,517
		7,277,521
Total Corporate Bonds (Cost $77,039,924)		86,220,005

Mortgage-Backed Securities Pass-Throughs 30.5%
Federal Home Loan Mortgage Corp.:
2.132%*, 12/1/2033	38,404	39,951
2.375%*, 12/1/2035	97,202	102,592
2.483%*, 9/1/2035	105,136	112,667
2.542%*, 11/1/2035	49,262	52,615
2.551%*, 9/1/2035	33,044	35,016
2.75%*, 3/1/2035	12,298	12,975
2.862%*, 3/1/2036	458,242	490,435
2.924%*, 8/1/2036	25,254	27,085
3.0%, with various maturities from 4/1/2026 until 11/1/2026 (a)	1,285,951	1,345,997
3.028%*, 11/1/2035	67,724	72,160
3.305%*, 4/1/2037	30,016	31,666
3.5%, with various maturities from 5/1/2025 until 4/1/2042 (a)	2,041,297	2,145,713
3.842%*, 5/1/2037	21,109	22,582
4.0%, with various maturities from 1/1/2020 until 1/1/2041 (a)	5,730,530	6,089,424
4.5%, with various maturities from 1/1/2020 until 9/1/2041	8,752,240	9,438,906
4.904%*, 12/1/2034	24,990	26,427
5.0%, with various maturities from 12/1/2017 until 3/1/2040	7,155,665	7,721,341
5.135%*, 6/1/2035	35,782	37,026
5.498%*, 1/1/2037	27,219	28,930
5.5%, with various maturities from 11/1/2013 until 11/1/2038	4,079,517	4,447,429
5.621%*, 4/1/2036	24,834	26,245
5.681%*, 9/1/2037	83,513	87,472
5.695%*, 4/1/2037	96,730	105,330
5.77%*, 2/1/2038	117,924	128,409
5.844%*, 5/1/2037	45,582	48,428
5.926%*, 12/1/2036	18,429	19,827
6.0%, with various maturities from 9/1/2021 until 7/1/2038	3,171,042	3,486,500
6.019%*, 2/1/2037	27,529	29,107
6.5%, with various maturities from 12/1/2014 until 11/1/2037	1,104,942	1,239,954
7.0%, with various maturities from 12/1/2024 until 12/1/2026	22,413	25,264
7.5%, with various maturities from 5/1/2024 until 6/1/2027	5,779	6,658
Federal National Mortgage Association:
2.151%*, 6/1/2035	77,225	81,387
2.347%*, 6/1/2035	48,666	51,506
2.374%*, 10/1/2036	31,673	33,732
2.475%*, 6/1/2036	84,833	89,555
2.542%*, 11/1/2036	38,653	41,455
2.719%*, 1/1/2037	18,133	19,294
2.727%*, 3/1/2035	99,218	105,551
2.768%*, 1/1/2036	69,657	74,707
2.83%*, 3/1/2037	25,318	27,154
2.836%*, 1/1/2037	29,940	32,110
2.935%*, 4/1/2035	90,152	96,688
3.0%, with various maturities from 9/1/2026 until 4/1/2027 (a)	1,761,749	1,846,824
3.337%*, 5/1/2041	130,932	135,802
3.49%*, 6/1/2041	230,750	244,627
3.5%, with various maturities from 11/1/2025 until 6/1/2042 (a)	5,770,483	6,088,887
3.602%*, 5/1/2040	207,916	217,527
3.625%*, 8/1/2036	15,619	16,524
4.0%, with various maturities from 12/1/2020 until 3/1/2042 (a)	12,654,915	13,564,760
4.5%, with various maturities from 2/1/2020 until 4/1/2041 (a)	10,425,608	11,271,702
4.803%*, 7/1/2035	31,469	33,068
4.952%*, 8/1/2035	100,217	107,794
5.0%, with various maturities from 11/1/2020 until 9/1/2041	7,760,217	8,455,498
5.5%, with various maturities from 8/1/2019 until 12/1/2038	3,060,456	3,343,967
5.542%*, 1/1/2036	82,573	87,426
5.99%*, 9/1/2036	19,243	20,635
6.0%, with various maturities from 12/1/2016 until 11/1/2037	2,949,293	3,257,080
6.5%, with various maturities from 1/1/2018 until 1/1/2038	1,948,871	2,190,478
7.0%, with various maturities from 10/1/2015 until 6/1/2038	477,738	540,420
7.5%, with various maturities from 1/1/2024 until 4/1/2028	14,031	16,266
8.0%, with various maturities from 12/1/2021 until 11/1/2031	21,743	25,525
8.5%, with various maturities from 12/1/2025 until 8/1/2031	6,769	7,983
Government National Mortgage Association:
3.0%*, 6/20/2041	276,329	287,166
3.5%, with various maturities from 10/20/2041 until 12/1/2041 (a)	1,884,905	2,015,292
4.0%, with various maturities from 11/15/2024 until 1/20/2042 (a)	4,989,419	5,444,137
4.5%, with various maturities from 5/15/2039 until 1/20/2041 (a)	9,016,036	9,914,772
5.0%, with various maturities from 10/20/2035 until 5/20/2041 (a)	4,999,384	5,523,479
5.5%, with various maturities from 9/15/2033 until 10/20/2040	2,904,618	3,223,205
6.0%, with various maturities from 2/15/2029 until 9/20/2040	2,154,563	2,416,808
6.5%, with various maturities from 11/15/2023 until 10/20/2037	583,606	665,615
7.0%, 1/15/2039	67,164	77,390
7.5%, with various maturities from 8/15/2029 until 6/15/2032	28,569	33,394
8.0%, with various maturities from 7/15/2022 until 3/15/2032	55,286	64,948
Total Mortgage-Backed Securities Pass-Throughs (Cost $114,014,708)		119,276,269

Asset-Backed 0.2%
Credit Card Receivables 0.2%
Chase Issuance Trust, "A2", Series 2006-A2, 5.16%, 4/16/2018	150,000	172,602
Citibank Credit Card Issuance Trust:
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	110,165
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	115,841
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	242,044
"A3", Series 2007-A3, 6.15%, 6/15/2039	35,000	47,414
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016	25,000	26,424
		714,490
Utilities 0.0%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	114,685
Entergy Texas Restoration Funding LLC, "A3", Series 2009-A, 4.38%, 11/1/2023	50,000	58,227
		172,912
Total Asset-Backed (Cost $803,741)		887,402

Commercial Mortgage-Backed Securities 1.9%
Banc of America Commercial Mortgage, Inc.:
"A6", Series 2004-4, 4.877%, 7/10/2042	120,000	127,510
"AJ", Series 2005-6, 5.193%*, 9/10/2047	100,000	105,177
"AM", Series 2006-6, 5.39%, 10/10/2045	150,000	145,207
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	113,144
"AM", Series 2006-4, 5.675%, 7/10/2046	100,000	106,314
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4", Series 2004-T14, 5.2%, 1/12/2041	500,000	526,939
"A4", Series 2007-T26, 5.471%, 1/12/2045	100,000	114,419
"A4", Series 2006-T24, 5.537%, 10/12/2041	300,000	342,797
"A4", Series 2006-PW13, 5.54%, 9/11/2041	250,000	284,696
Citigroup Commercial Mortgage Trust, "AJ", Series 2006-C4, 5.921%*, 3/15/2049	50,000	44,291
Commercial Mortgage Pass-Through Certificates:
"A4", Series 2006-C8, 5.306%, 12/10/2046	220,000	247,156
"A4", Series 2007-C9, 5.811%*, 12/10/2049	100,000	116,525
Credit Suisse Mortgage Capital Certificates:
"A3", Series 2006-C5, 5.311%, 12/15/2039	100,000	110,953
"A3", Series 2006-C4, 5.467%, 9/15/2039	125,000	138,394
"A4", Series 2006-C1, 5.593%*, 2/15/2039	380,000	424,683
Greenwich Capital Commercial Funding Corp.:
"A7", Series 2004-GG1, 5.317%*, 6/10/2036	200,000	211,964
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	127,437
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	107,956
"A6", Series 2004-GG2, 5.396%, 8/10/2038	100,000	107,116
"A4", Series 2006-GG6, 5.553%, 4/10/2038	100,000	111,207
GS Mortgage Securities Trust, "A4", Series 2007-GG10, 5.979%*, 8/10/2045	125,000	138,727
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3", Series 2006-LDP9, 5.336%, 5/15/2047	323,000	357,350
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	125,000	139,859
"A4", Series 2007-CB18, 5.44%, 6/12/2047	100,000	112,854
"AJ", Series 2005-LDP5, 5.483%*, 12/15/2044	100,000	100,855
"A4", Series 2007-CB19, 5.924%*, 2/12/2049	100,000	113,335
"A4", Series 2007-LD11, 6.009%*, 6/15/2049	380,000	417,166
LB-UBS Commercial Mortgage Trust:
"A2", Series 2006-C6, 5.262%, 9/15/2039	2,348	2,350
"A3", Series 2007-C2, 5.43%, 2/15/2040	175,000	195,346
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	53,468
"A3", Series 2007-C7, 5.866%, 9/15/2045	105,000	120,355
"A2", Series 2008-C1, 6.315%*, 4/15/2041	300,000	356,012
Morgan Stanley Capital I:
"A2", Series 2011-C3, 3.224%, 7/15/2049	100,000	106,596
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	400,000	431,288
"A4", Series 2007-T27, 5.824%*, 6/11/2042	185,000	214,917
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2005-C22, 5.441%*, 12/15/2044	500,000	554,949
"AM", Series 2005-C22, 5.491%*, 12/15/2044	100,000	106,277
"AM", Series 2006-C26, 6.171%*, 6/15/2045	130,000	141,946
Total Commercial Mortgage-Backed Securities (Cost $6,516,935)		7,277,535

Government & Agency Obligations 41.2%
Other Government Related (b) 1.5%
European Investment Bank:
2.375%, 3/14/2014	1,200,000	1,234,367
4.25%, 7/15/2013	200,000	207,617
4.625%, 5/15/2014	450,000	481,825
4.875%, 2/15/2036	200,000	232,038
5.125%, 5/30/2017	50,000	58,456
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	144,672
International Bank for Reconstruction & Development:
1.75%, 7/15/2013	700,000	709,644
4.75%, 2/15/2035	25,000	32,038
5.0%, 4/1/2016	50,000	57,774
8.625%, 10/15/2016	100,000	130,930
Japan Bank for International Corp., 2.875%, 2/2/2015	300,000	315,592
KFW:
Zero Coupon, 6/29/2037	500,000	225,635
2.375%, 8/25/2021	200,000	201,175
2.625%, 3/3/2015	600,000	630,687
3.5%, 3/10/2014	100,000	104,972
4.125%, 10/15/2014	150,000	161,375
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	200,000	213,607
5.125%, 2/1/2017	100,000	117,110
Oesterreichische Kontrollbank AG, 4.5%, 3/9/2015	350,000	380,676
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	200,000	226,000
6.625%, 6/15/2035	50,000	59,500
		5,925,690
Sovereign Bonds 2.0%
Export Development Canada, 3.125%, 4/24/2014	300,000	314,503
Federal Republic of Brazil:
5.625%, 1/7/2041	250,000	306,625
6.0%, 1/17/2017	100,000	117,800
7.125%, 1/20/2037	50,000	72,125
7.875%, 3/7/2015	300,000	350,700
8.875%, 10/14/2019	100,000	141,750
8.875%, 4/15/2024	100,000	154,500
11.0%, 8/17/2040	755,000	973,950
Government of Canada, 2.375%, 9/10/2014	300,000	313,090
Province of Ontario:
4.0%, 10/7/2019	300,000	340,979
4.4%, 4/14/2020	500,000	581,266
4.5%, 2/3/2015	150,000	164,032
4.95%, 11/28/2016	25,000	29,004
Province of Quebec:
4.625%, 5/14/2018	50,000	58,452
5.125%, 11/14/2016	50,000	58,399
Series NN, 7.125%, 2/9/2024	100,000	138,663
Series PD, 7.5%, 9/15/2029	100,000	153,747
Republic of Colombia, 4.375%, 7/12/2021	250,000	280,750
Republic of Italy:
4.5%, 1/21/2015	250,000	252,064
5.375%, 6/12/2017	300,000	297,095
5.375%, 6/15/2033	100,000	88,188
Republic of Korea:
4.875%, 9/22/2014	50,000	53,873
5.125%, 12/7/2016	100,000	112,354
Republic of Panama:
5.2%, 1/30/2020	100,000	116,750
7.25%, 3/15/2015	300,000	342,750
Republic of Peru:
6.55%, 3/14/2037	50,000	68,050
7.35%, 7/21/2025	315,000	442,575
Republic of Poland, 6.375%, 7/15/2019	200,000	235,568
Republic of South Africa, 6.875%, 5/27/2019	100,000	122,750
State of Israel, 5.125%, 3/26/2019	100,000	113,521
United Mexican States:
5.625%, 1/15/2017	670,000	779,712
Series A, 6.75%, 9/27/2034	216,000	294,840
		7,870,425
U.S. Government Sponsored Agencies 4.7%
Federal Home Loan Bank:
0.375%, 11/27/2013	500,000	500,179
0.375%, 1/29/2014	1,000,000	1,000,086
Series 1, 1.0%, 6/21/2017	1,000,000	1,002,520
Federal Home Loan Mortgage Corp.:
1.0%, 8/20/2014	1,000,000	1,012,543
2.375%, 1/13/2022	1,000,000	1,028,956
2.5%, 4/23/2014	2,200,000	2,283,349
2.5%, 5/27/2016	1,000,000	1,068,651
2.875%, 2/9/2015	1,000,000	1,062,465
3.75%, 3/27/2019	1,000,000	1,152,778
6.25%, 7/15/2032	300,000	445,346
6.75%, 9/15/2029	3,000	4,531
Federal National Mortgage Association:
0.5%, 5/27/2015	1,000,000	997,286
0.75%, 12/19/2014	2,000,000	2,013,013
1.625%, 10/26/2015	2,000,000	2,065,734
3.875%, 7/12/2013	1,400,000	1,452,206
6.25%, 5/15/2029	250,000	359,140
7.125%, 1/15/2030	50,000	78,367
7.25%, 5/15/2030	200,000	319,021
Tennessee Valley Authority, 5.25%, 9/15/2039	225,000	293,369
		18,139,540
U.S. Treasury Obligations 33.0%
U.S. Treasury Bonds:
3.125%, 11/15/2041	250,000	268,750
3.125%, 2/15/2042	500,000	537,031
3.5%, 2/15/2039	1,000,000	1,157,188
3.875%, 8/15/2040	500,000	615,547
4.25%, 5/15/2039 (c)	2,225,000	2,906,059
4.375%, 2/15/2038	565,000	749,684
4.375%, 11/15/2039	1,290,000	1,718,320
4.375%, 5/15/2040	900,000	1,199,390
4.375%, 5/15/2041	1,000,000	1,335,625
4.5%, 2/15/2036	50,000	67,156
4.5%, 8/15/2039	2,500,000	3,392,188
4.625%, 2/15/2040	1,100,000	1,521,609
6.0%, 2/15/2026	385,000	564,386
6.25%, 8/15/2023	1,200,000	1,743,000
7.25%, 8/15/2022	415,000	634,107
7.625%, 11/15/2022	90,000	141,441
7.875%, 2/15/2021	1,300,000	1,988,594
8.0%, 11/15/2021	565,000	886,962
U.S. Treasury Notes:
0.375%, 3/15/2015	4,000,000	3,997,500
0.875%, 11/30/2016 (c)	2,000,000	2,019,844
0.875%, 2/28/2017	7,000,000	7,060,704
1.0%, 1/15/2014 (c)	4,000,000	4,042,032
1.375%, 11/30/2015	5,000,000	5,147,265
1.5%, 12/31/2013	1,000,000	1,017,734
1.75%, 3/31/2014	3,000,000	3,074,064
1.875%, 2/28/2014	4,000,000	4,102,656
1.875%, 6/30/2015	5,000,000	5,213,280
2.0%, 11/30/2013 (c)	1,100,000	1,126,425
2.0%, 11/15/2021 (c)	1,000,000	1,036,797
2.0%, 2/15/2022	2,000,000	2,067,344
2.125%, 11/30/2014	2,000,000	2,084,218
2.125%, 8/15/2021 (c)	8,500,000	8,934,299
2.25%, 5/31/2014	2,500,000	2,591,015
2.25%, 1/31/2015	2,000,000	2,095,624
2.25%, 3/31/2016	4,000,000	4,253,752
2.375%, 8/31/2014	3,000,000	3,130,782
2.375%, 9/30/2014	1,200,000	1,254,750
2.5%, 4/30/2015 (c)	5,000,000	5,292,580
2.625%, 7/31/2014	2,250,000	2,355,995
2.625%, 2/29/2016	1,750,000	1,883,301
2.625%, 8/15/2020	3,250,000	3,576,778
3.0%, 8/31/2016	2,000,000	2,196,250
3.125%, 9/30/2013	2,500,000	2,588,280
3.25%, 3/31/2017 (c)	3,500,000	3,912,069
3.375%, 11/15/2019	1,500,000	1,735,430
3.625%, 8/15/2019	2,500,000	2,932,228
3.625%, 2/15/2020 (c)	3,000,000	3,528,984
3.625%, 2/15/2021 (c)	2,000,000	2,361,250
3.75%, 11/15/2018	475,000	556,381
4.0%, 8/15/2018	600,000	709,969
4.25%, 11/15/2013	2,950,000	3,109,138
4.5%, 11/15/2015	1,480,000	1,677,488
4.5%, 2/15/2016	660,000	753,896
4.5%, 5/15/2017	1,140,000	1,344,844
4.875%, 8/15/2016	2,425,000	2,844,828
		129,036,811
Total Government & Agency Obligations (Cost $148,749,958)		160,972,466

Municipal Bonds and Notes 1.3%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, 6.263%, 4/1/2049	200,000	268,338
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	100,000	120,856
California, State Build America Bonds:
7.3%, 10/1/2039	350,000	438,980
7.55%, 4/1/2039	90,000	117,055
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029	100,000	116,057
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	50,000	59,174
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035	50,000	66,660
Clark County, NV, Airport Revenue, Build America Bonds, Series C, 6.82%, 7/1/2045	120,000	166,307
Connecticut, State General Obligation, Series A, 5.85%, 3/15/2032	200,000	252,644
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040	100,000	136,136
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	100,000	117,168
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033	275,000	260,598
Illinois, State Build America Bonds, 6.63%, 2/1/2035	300,000	326,130
Los Angeles, CA, Department of Airports Revenue, Build America Bonds, Series C, 6.582%, 5/15/2039	125,000	160,297
Los Angeles, CA, Unified School District, Build America Bonds, 6.758%, 7/1/2034	200,000	260,294
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	50,000	56,742
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028	300,000	344,253
Series B, 6.561%, 12/15/2040	50,000	67,440
New York, State Dormitory Authority, Personal Income Tax Revenue, Build America Bonds, 5.6%, 3/15/2040	125,000	157,815
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	25,000	30,187
New York, Metropolitan Transportation Authority Revenue, Build America Bonds, 5.871%, 11/15/2039	150,000	178,975
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	100,000	122,120
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds:
5.724%, 6/15/2042	100,000	128,898
5.75%, 6/15/2041	200,000	256,848
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049	100,000	134,620
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	50,000	60,614
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	31,663
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	100,000	112,981
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	40,000	47,122
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040	150,000	182,905
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	50,000	68,284
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046	50,000	61,402
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	50,000	61,247
Texas, Build America Bonds, 5.517%, 4/1/2039	50,000	65,344
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	50,000	55,915
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	50,000	63,996
Total Municipal Bonds and Notes (Cost $4,304,874)		5,156,065

Preferred Security 0.1%
Financials
JPMorgan Chase Capital XXVII, Series AA, 7.0%, 11/1/2039 (Cost $222,816)	215,000	215,000

	Shares	Value ($)

Securities Lending Collateral 7.9%
Daily Assets Fund Institutional, 0.24% (d) (e) (Cost $30,963,400)	30,963,400	30,963,400

Cash Equivalents 7.7%
Central Cash Management Fund, 0.14% (d) (Cost $30,158,889)	30,158,889	30,158,889

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $412,775,245)+	112.9	441,127,031
Other Assets and Liabilities, Net	(12.9)	(50,492,491)
Net Assets	100.0	390,634,540

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

+ The cost for federal income tax purposes was $412,799,676. At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $28,327,355. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,585,542 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $258,187.

(a) When-issued or delayed delivery security included.

(b) Government-backed debt issued by financial companies or government-sponsored enterprises.

(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2012 amounted to $30,029,217, which is 7.7% of net assets.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (f)
Corporate Bonds	$—	$86,220,005	$—	$86,220,005
Mortgage-Backed Securities Pass-Throughs	—	119,276,269	—	119,276,269
Asset-Backed	—	887,402	—	887,402
Commercial Mortgage-Backed Securities	—	7,277,535	—	7,277,535
Government & Agency Obligations	—	160,972,466	—	160,972,466
Municipal Bonds and Notes	—	5,156,065	—	5,156,065
Preferred Securities	—	215,000	—	215,000
Short-Term Investments (f)	61,122,289	—	—	61,122,289
Total	$61,122,289	$380,004,742	$—	$441,127,031

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $351,652,956) — including $30,029,217 of securities loaned	$380,004,742
Investment in Daily Assets Fund Institutional (cost $30,963,400)*	30,963,400
Investment in Central Cash Management Fund (cost $30,158,889)	30,158,889
Total investments in securities, at value (cost $412,775,245)	441,127,031
Cash	10,000
Receivable for investments sold	1,087,743
Receivable for Fund shares sold	1,023,405
Interest receivable	2,852,077
Due from Advisor	10,053
Other assets	41,725
Total assets	446,152,034
Liabilities
Payable upon return of securities loaned	30,963,400
Payable for investments purchased	2,884,771
Payable for investments purchased — when-issued/delayed delivery securities	20,942,504
Payable for Fund shares redeemed	336,945
Distributions payable	150,623
Accrued management fee	11,572
Accrued Trustees' fees	4,271
Other accrued expenses and payables	223,408
Total liabilities	55,517,494
Net assets, at value	$390,634,540
Net Assets Consist of
Distributed in excess of net investment income	(8,665)
Net unrealized appreciation (depreciation) on investments	28,351,786
Accumulated net realized gain (loss)	5,876,167
Paid-in capital	356,415,252
Net assets, at value	$390,634,540

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2012 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($26,925,327 ÷ 2,437,842 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.04
Maximum offering price per share (100 ÷ 97.25 of $11.04)	$11.35
Class S Net Asset Value, offering and redemption price per share ($26,330,351 ÷ 2,384,299 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.04
Institutional Class Net Asset Value, offering and redemption price per share ($337,378,862 ÷ 30,552,784 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.04

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Interest	$6,697,806
Income distributions — Central Cash Management Fund	18,348
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	29,589
Total income	6,745,743
Expenses: Management fee	318,966
Administration fee	212,644
Services to shareholders	151,000
Distribution service fee	49,916
Custodian fee	15,345
Professional fees	40,585
Reports to shareholders	34,783
Registration fees	26,911
Trustees' fees and expenses	10,550
Other	47,978
Total expenses before expense reductions	908,678
Expense reductions	(377,988)
Total expenses after expense reductions	530,690
Net investment income	6,215,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	5,867,691
Change in net unrealized appreciation (depreciation) on investments	(1,740,126)
Net gain (loss)	4,127,565
Net increase (decrease) in net assets resulting from operations	$10,342,618

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income	$6,215,053	$14,223,359
Net realized gain (loss)	5,867,691	5,898,770
Change in net unrealized appreciation (depreciation)	(1,740,126)	16,003,617
Net increase (decrease) in net assets resulting from operations	10,342,618	36,125,746
Distributions to shareholders from: Net investment income: Class A	(513,504)	(2,300,066)
Class S	(343,319)	(745,566)
Institutional Class	(5,366,895)	(11,145,912)
Net realized gains: Class A	(70,083)	(864,611)
Class S	(64,912)	(229,679)
Institutional Class	(1,014,985)	(3,647,307)
Total distributions	(7,373,698)	(18,933,141)
Fund share transactions: Proceeds from shares sold	96,609,630	152,492,193
Reinvestment of distributions	6,346,330	15,741,684
Payments for shares redeemed	(166,171,559)	(269,076,749)
Net increase (decrease) in net assets from Fund share transactions	(63,215,599)	(100,842,872)
Increase (decrease) in net assets	(60,246,679)	(83,650,267)
Net assets at beginning of period	450,881,219	534,531,486
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $8,665 and $0, respectively)	$390,634,540	$450,881,219

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/12 (Unaudited)		2011	2010	Period Ended 12/31/09a
Selected Per Share Data
Net asset value, beginning of period	$10.97		$10.60	$10.37	$10.26
Income (loss) from investment operations: Net investment incomeb	.14		.27	.28	.27
Net realized and unrealized gain (loss)	.10		.48	.32	.16
Total from investment operations	.24		.75	.60	.43
Less distributions from: Net investment income	(.14)		(.27)	(.28)	(.29)
Net realized gains	(.03)		(.11)	(.09)	(.03)
Total distributions	(.17)		(.38)	(.37)	(.32)
Net asset value, end of period	$11.04		$10.97	$10.60	$10.37
Total Return (%)c,d	2.16	**	7.18	5.69	4.43	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27		88	94	12
Ratio of expenses before expense reductions (%)	.74	*	.71	.69	.79	*
Ratio of expenses after expense reductions (%)	.61	*	.57	.52	.57	*
Ratio of net investment income (%)	2.52	*	2.56	2.60	3.03	*
Portfolio turnover rate (%)	51	**	146	167	132
a For the period from February 17, 2009 (commencement of operations of Class A shares) to December 31, 2009.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended December 31,
Class S	Six Months Ended 6/30/12 (Unaudited)		2011	2010	Period Ended 12/31/09a
Selected Per Share Data
Net asset value, beginning of period	$10.97		$10.60	$10.38	$10.26
Income (loss) from investment operations: Net investment incomeb	.15		.29	.30	.30
Net realized and unrealized gain (loss)	.10		.48	.31	.16
Total from investment operations	.25		.77	.61	.46
Less distributions from: Net investment income	(.15)		(.29)	(.30)	(.31)
Net realized gains	(.03)		(.11)	(.09)	(.03)
Total distributions	(.18)		(.40)	(.39)	(.34)
Net asset value, end of period	$11.04		$10.97	$10.60	$10.38
Total Return (%)c	2.33	**	7.39	5.89	4.59	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26		23	43	32
Ratio of expenses before expense reductions (%)	.51	*	.58	.59	.66	*
Ratio of expenses after expense reductions (%)	.38	*	.39	.34	.34	*
Ratio of net investment income (%)	2.81	*	2.73	2.78	3.38	*
Portfolio turnover rate (%)	51	**	146	167	132
a For the period from February 17, 2009 (commencement of operations of Class S shares) to December 31, 2009.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended December 31,
Institutional Class	Six Months Ended 6/30/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.97		$10.60	$10.38	$10.30	$10.29	$10.09
Income (loss) from investment operations: Net investment incomea	.16		.32	.32	.38	.54	.52
Net realized and unrealized gain (loss)	.10		.48	.31	.13	.01	.20
Total from investment operations	.26		.80	.63	.51	.55	.72
Less distributions from: Net investment income	(.16)		(.32)	(.32)	(.40)	(.54)	(.52)
Net realized gains	(.03)		(.11)	(.09)	(.03)	—	—
Total distributions	(.19)		(.43)	(.41)	(.43)	(.54)	(.52)
Net asset value, end of period	$11.04		$10.97	$10.60	$10.38	$10.30	$10.29
Total Return (%)b	2.42	**	7.62	6.08	5.05	5.49	7.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	337		340	398	341	171	214
Ratio of expenses before expense reductions (%)	.39	*	.39	.39	.42	.43	.40
Ratio of expenses after expense reductions (%)	.20	*	.20	.16	.15	.15	.15
Ratio of net investment income (%)	2.98	*	2.93	2.96	3.72	5.24	5.16
Portfolio turnover rate (%)	51	**	146	167	132	47	35
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS U.S. Bond Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $181,897,144 and $231,344,051, respectively. Purchases and sales of U.S. Treasury obligations aggregated $33,256,306 and $63,139,630, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2012 through April 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

In addition, for the period from January 1, 2012 through June 30, 2012, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the six months ended June 30, 2012, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $285,613, and the amount charged aggregated $33,353, which was equivalent to an annualized effective rate of 0.02% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $212,644, of which $32,050 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholders servicing fee it receives from the Fund. For the six months ended June 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2012
Class A	$22,449	$—	$13,850
Class S	8,433	—	4,263
Institutional Class	39,414	39,414	—
	$70,296	$39,414	$18,113

In addition, the Advisor reimbursed the Fund $52,961 of sub-recordkeeping expenses for Institutional Class shares.

Distribution Service Fee. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to Class A shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2012	Annualized Effective Rate
Class A	$49,916	$14,242	.24%

Underwriting Agreement. DIDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2012. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2012, DIDI received $4,989 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by the Advisor included in the Statement of Operations under "reports to shareholders" aggregated $10,740, of which $7,853 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2012.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	631,180	$6,951,778	2,042,809	$22,100,414
Class S	582,915	6,397,676	1,061,109	11,478,654
Institutional Class	7,576,874	83,260,176	11,034,739	118,913,125
		$96,609,630		$152,492,193
Shares issued to shareholders in reinvestment of distributions
Class A	52,213	$572,795	291,487	$3,160,407
Class S	35,754	392,258	80,458	872,012
Institutional Class	490,720	5,381,277	1,080,419	11,709,265
		$6,346,330		$15,741,684
Shares redeemed
Class A	(6,295,469)	$(69,241,717)	(3,183,357)	$(34,433,367)
Class S	(296,076)	(3,257,554)	(3,098,958)	(33,184,948)
Institutional Class	(8,501,393)	(93,672,288)	(18,643,131)	(201,458,434)
		$(166,171,559)		$(269,076,749)
Net increase (decrease)
Class A	(5,612,076)	$(61,717,144)	(849,061)	$(9,172,546)
Class S	322,593	3,532,380	(1,957,391)	(20,834,282)
Institutional Class	(433,799)	(5,030,835)	(6,527,973)	(70,836,044)
		$(63,215,599)		$(100,842,872)

F. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2012, there was one affiliated shareholder account which held approximately 16% of the outstanding shares of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances did not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012 (Unaudited)
Actual Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,021.60	$1,023.30	$1,024.20
Expenses Paid per $1,000*	$3.07	$1.91	$1.01
Hypothetical 5% Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,021.83	$1,022.97	$1,023.87
Expenses Paid per $1,000*	$3.07	$1.91	$1.01

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios	Class A	Class S	Institutional Class
DWS U.S. Bond Index Fund	.61%	.38%	.20%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class S	Institutional Class
Nasdaq Symbol	BONDX	BONSX	BTUSX
CUSIP Number	23339C 735	23339C 743	23339C 750
Fund Number	648	2048	548

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DBIF-3
(R-028294-1 8/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 27, 2012